Risk Management Overview (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies Explanatory

As at March 31, 2024 and 2023, the Company had the following monetary assets and liabilities denominated in foreign currencies:

	As of March 31,
	2024	2023
	RMB	RMB
Cash	121,887	16,667
AP and Accrued Liabilities	(29,162)	(209,270)

	As of March 31,
	2024	2023
	GBP	GBP
Cash	803,774	2,421,553
AP and Accrued Liabilities	(80,459)	(46,506)

	As of March 31,
	2024	2023
	EUR	EUR
Cash	115,930	817
AP and Accrued Liabilities	—	—

	As of March 31,
	2024	2023
	SGD	SGD
Cash	10,474	63,141
AP and Accrued Liabilities	(2,000)	(8,361)